UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.0%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	2,510,720
Alaska 0.3%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	5,919,300
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,733,800

		10,653,100

Arizona 1.2%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	11,292,840
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,059,392
5.0%, 12/1/2037	8,405,000	5,423,074
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,211,000
5.25%, 7/1/2017 (a)	10,000,000	10,930,800
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	4,240,225

		41,157,331
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	3,305,000	3,312,007
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,735,535

		18,047,542
California 10.6%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (a)	755,000	941,364
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (a)	525,000	642,505
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	821,760
California, Housing Finance Agency Revenue, Home Mortgage, Series K, AMT, 1.3% **, 8/1/2037	20,700,000	20,700,000
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	40,725,000	25,366,788
Series A-1, 5.75%, 6/1/2047	6,670,000	4,020,943
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039 (b)	6,075,000	7,157,383
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	27,822
California, State General Obligation:
5.0%, 2/1/2031 (a)	26,975,000	25,431,760
5.0%, 9/1/2032	10,000,000	9,357,200
5.125%, 11/1/2024	5,000,000	4,998,550
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (a)	25,000,000	25,341,000
5.0%, 3/1/2027	20,000,000	19,331,600
5.0%, 11/1/2027	15,000,000	14,486,700
5.0%, 12/1/2031 (a)	1,045,000	984,003
5.25%, 12/1/2021	10,215,000	10,357,908
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	11,540,000	11,648,707
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,343,417
Series A, 5.5%, 6/1/2022	1,400,000	1,406,776
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,380,000
Series C, 5.5%, 6/1/2020	5,000,000	5,117,100
Series C, 5.5%, 6/1/2021	2,500,000	2,546,550
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (a)	13,085,000	12,947,215
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	8,514,800
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,897,750
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018 (b)	21,890,000	16,217,863
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,296,680
Los Angeles County, CA, County General Obligation Lease, Zero Coupon, 9/1/2009	5,425,000	5,361,202

Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	1,907,925
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's Hospital, 6.5%, 3/15/2010 (a)	2,840,000	2,910,318
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,414,892
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	4,053,020
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,186,900
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	808,740
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (a)	10,455,000	10,442,768
Series U, 5.0%, 8/15/2027 (a)	8,105,000	7,989,585
Series U, 5.0%, 8/15/2028 (a)	8,175,000	7,956,646
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,910,694
San Diego, CA, Water & Sewer Revenue, 5.681%, 4/22/2009 (a)	4,500,000	4,534,290
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 32-G, 5.0%, 5/1/2026 (a)	8,565,000	8,314,559
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,262,688
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,296,500
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	28,423,769
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,175,471
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,552,440
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,057,139

		360,843,690
Colorado 3.9%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,053,600
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	4,000,000	3,370,800
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	9,100,050
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,416,280
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	24,509,700
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,022,951
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	14,185,055
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	4,500,960
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	10,644,118
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	17,295,890
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,009,300
Series A, 5.75%, 9/1/2014 (a)	14,700,000	14,551,971
Denver, CO, City & County Airport Revenue, Series A, AMT, 6.0%, 11/15/2013 (a)	10,000,000	10,247,300
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,266,250
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	3,022,625

		132,196,850
Connecticut 0.1%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,597,681
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,149,540
Series A1, 6.5%, 6/1/2010 (a)	1,175,000	1,242,187
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,591,500

		7,983,227

Florida 4.0%
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,530,850
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,278,080
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,479,408
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,035,200
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	113,127
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,394,660
5.5%, 10/1/2016 (a)	6,760,000	7,725,734
5.5%, 10/1/2018 (a)	6,470,000	7,341,574
Lee County, FL, Airport Revenue:
Series A, AMT, 6.0%, 10/1/2013 (a)	7,920,000	8,203,298
Series A, AMT, 6.0%, 10/1/2020 (a)	2,820,000	2,851,246
Series A, AMT, 6.125%, 10/1/2015 (a)	3,000,000	3,095,250
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	1,059,750
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	763,932
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series C, AMT, 5.25%, 10/1/2022 (a)	20,000,000	19,173,600
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,614,730
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	2,908,850
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	7,928,500
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	85,197
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,167,749
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (a)	6,500,000	6,214,520
Prerefunded, 5.75%, 12/1/2032	1,000,000	1,142,130
Series A, 6.25%, 10/1/2018 (a)	500,000	533,205
Series C, 6.25%, 10/1/2021 (a)	6,000,000	6,176,340
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,469,580
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,109,020
Orlando, FL, Electric Revenue, Community Utilities, ETM, 6.75%, 10/1/2017	6,500,000	7,850,440
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	412,735
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (a)	3,775,000	4,193,761
5.75%, 10/1/2013 (a)	3,770,000	4,238,121
5.75%, 10/1/2014 (a)	755,000	852,999
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	135,037
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	13,637,750
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,155,840
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,072,460
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	542,390
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,299,702
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,688,193
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,075,000	2,080,851

		134,555,809
Georgia 4.5%
Atlanta, GA, Airport Revenue:

Series B, AMT, 5.75%, 1/1/2010 (a)	4,240,000	4,333,110
Series B, AMT, 5.75%, 1/1/2011 (a)	1,590,000	1,629,225
Series C, AMT, 6.0%, 1/1/2011 (a)	7,375,000	7,572,134
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	13,858,780
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (a)	10,000,000	9,932,300
Series B, 5.5%, 1/1/2033	4,000,000	3,628,000
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011 (a)	1,220,000	1,277,389
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	14,986,018
Series B, 5.0%, 3/15/2019	5,000,000	3,965,350
Series A, 5.0%, 3/15/2020	2,700,000	2,258,280
Series B, 5.0%, 3/15/2020	5,000,000	3,898,000
Series A, 5.0%, 3/15/2022	17,340,000	13,829,690
Series A, 5.5%, 9/15/2023	5,000,000	3,889,600
Series A, 5.5%, 9/15/2024	4,635,000	3,573,029
Series A, 5.5%, 9/15/2027	5,000,000	3,758,850
Series A, 5.5%, 9/15/2028	5,000,000	3,705,250
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038 (a)	18,700,000	19,764,591
Georgia, Municipal Electric Authority Power Revenue:
Series B, 6.375%, 1/1/2016 (a)	9,200,000	10,748,176
Series Y, ETM, 6.4%, 1/1/2013 (a)	195,000	217,125
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	38,286
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,603,573
Series V, 6.5%, 1/1/2012 (a)	3,195,000	3,380,821
Series X, 6.5%, 1/1/2012 (a)	2,220,000	2,372,292
Series W, 6.6%, 1/1/2018 (a)	11,175,000	13,013,734
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (a)	200,000	243,770
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	1,890,000	1,903,211

		151,380,584
Hawaii 0.3%
Honolulu, HI, City & County General Obligation:
Series A, 5.0%, 7/1/2022 (a) (b)	4,000,000	4,247,680
Series A, 5.0%, 7/1/2023 (a)	3,000,000	3,146,850
Series A, 5.0%, 7/1/2024 (a)	1,525,000	1,587,159

		8,981,689
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,299,026
Illinois 13.2%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	15,024,400
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,716,633
Series A, 5.375%, 1/1/2013 (a) (b)	14,000,000	15,092,140
6.25%, 1/1/2011 (a)	2,060,000	2,181,066
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025 (a)	13,985,000	14,174,357
Series B, ETM, 5.125%, 1/1/2015 (a)	2,990,000	3,313,967
Series B, 5.125%, 1/1/2015 (a)	6,560,000	7,316,434
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019 (a)	12,975,000	13,215,037
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,500,700
Chicago, IL, School District General Obligation Lease, Board of Education:

Series A, 6.0%, 1/1/2016 (a) (b)	11,025,000	12,776,321
Series A, 6.0%, 1/1/2020 (a)	46,340,000	53,255,318
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,279,719
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a) (b)	9,705,000	10,471,210
Chicago, IL, School District General Obligation, Board of Education, Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	7,518,442
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,777,472
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	5,758,371
Zero Coupon, 11/1/2018 (a)	5,165,000	3,450,478
5.375%, 1/1/2013 (a)	3,215,000	3,434,681
Chicago, IL, Water Revenue, 5.0%, 11/1/2023 (a)	10,000,000	10,408,100
Cook & Du Page Counties, IL, High School District No. 210:
ETM, Zero Coupon, 12/1/2009 (a)	2,575,000	2,553,782
Zero Coupon, 12/1/2009 (a)	285,000	281,386
Cook County, IL, County General Obligation:
6.5%, 11/15/2013 (a)	5,220,000	6,111,106
6.5%, 11/15/2014 (a)	18,560,000	22,026,451
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, 6.5%, 11/1/2038	4,085,000	4,228,302
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	21,575,655
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,735,865
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,010,530
6.0%, 8/15/2009 (a)	1,640,000	1,652,989
6.25%, 8/15/2013 (a)	2,915,000	3,196,647
Series A, 6.25%, 1/1/2015 (a)	13,485,000	15,079,736
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	850,626
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,637,795
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,576,700
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,330,600
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	15,383,185
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	7,751,300
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a)	25,800,000	31,607,580
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	2,315,000	2,498,464
6.25%, 12/15/2020 (a)	6,975,000	8,329,475
Series P, 6.5%, 6/15/2013	1,805,000	1,988,027
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	6,730,732
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	4,489,506
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	1,535,000	1,690,787
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	997,225
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,210,274
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	4,126,034
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,853,526
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,328,597
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,855,880
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,677,936
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,782,080

University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	900,000	902,313
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,878,642
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	2,243,458
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	10,479,092
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	8,476,783
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015 (a)	8,000,000	6,328,800
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,931,653

		449,054,365
Indiana 1.8%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,342,218
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,905,522
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health, Series C, 0.65% **, 2/15/2030, Branch Banking & Trust (c)	8,950,000	8,950,000
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,103,993
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,366,281
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,802,316
ETM, 6.0%, 7/1/2009 (a)	1,290,000	1,310,555
ETM, 6.0%, 7/1/2010 (a)	325,000	332,637
ETM, 6.0%, 7/1/2011 (a)	1,445,000	1,571,937
ETM, 6.0%, 7/1/2012 (a)	1,535,000	1,712,823
ETM, 6.0%, 7/1/2013 (a)	1,620,000	1,846,834
ETM, 6.0%, 7/1/2014 (a)	1,720,000	1,987,455
ETM, 6.0%, 7/1/2015 (a)	1,825,000	2,133,332
ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,803,793
6.0%, 7/1/2016 (a)	465,000	482,121
ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,938,300
6.0%, 7/1/2017 (a)	490,000	505,518
ETM, 6.0%, 7/1/2018 (a)	1,655,000	2,062,262
6.0%, 7/1/2018 (a)	520,000	531,513
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,644,659
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a) (b)	4,550,000	5,084,716
Series A, 7.25%, 6/1/2015	880,000	946,185
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	490,297
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,809,640

		61,664,907
Iowa 0.2%
Iowa, Project Revenue, 5.5%, 2/15/2016 (a)	6,645,000	7,731,325
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,170,992
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 11/1/2015	1,000,000	1,176,890
Series II, 5.5%, 11/1/2017	1,000,000	1,189,130
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	12,000,000	13,263,360
Saline County, KS, Unified School District No. 305:

5.5%, 9/1/2017 (a)	2,465,000	2,648,075
5.5%, 9/1/2017 (a)	775,000	832,482

		21,280,929
Kentucky 2.3%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,266,328
Series C, ETM, 5.7%, 10/1/2013 (a)	2,750,000	3,167,698
Series C, 5.7%, 10/1/2013 (a)	5,495,000	5,609,076
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,992,629
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,478,516
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	2,037,200
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,526,191
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,538,097
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,373,820
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (a)	4,500,000	4,608,630
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,692,480
5.5%, 8/1/2018 (a)	5,000,000	5,674,900
5.5%, 8/1/2019 (a)	6,870,000	7,748,879
5.5%, 8/1/2020 (a)	4,320,000	4,870,238
Louisville & Jefferson Counties, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	11,430,750

		78,015,432
Louisiana 0.3%
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	8,855,160
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	935,000	937,431

		9,792,591
Maryland 0.5%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,408,078
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	622,680
Series A, 5.0%, 12/1/2031	20,000,000	10,214,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,436,142

		17,681,300
Massachusetts 6.7%
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.5%, 7/1/2012 (a)	3,025,000	3,070,738
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	20,300,108
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014 (b)	5,500,000	6,517,170
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	625,000	654,888
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,700,000	3,586,100
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	930,000	1,182,876
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	21,654,600
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,816,090
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	23,386,832
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,023,456

Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015 (a)	4,000,000	3,973,200
Series A, 5.625%, 1/1/2016 (a)	2,750,000	2,718,320
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,422,524
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,738,360
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,845,500
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,335,640
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015 (b)	10,075,000	11,674,709
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	13,096,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022 (b)	9,000,000	10,563,570
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (a)	3,000,000	2,108,910
Series A, AMT, 5.5%, 1/1/2015 (a)	3,000,000	2,108,400
Series A, AMT, 5.5%, 1/1/2016 (a)	3,000,000	2,108,130
Massachusetts, State Water Resource Authority, Series C, 6.0%, 12/1/2011	3,905,000	4,228,959
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,822,600
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	39,912,806
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,617,283
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	13,710,000	16,989,980

		228,458,549
Michigan 2.3%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,085,870
Detroit, MI, Sewer Disposal Revenue, Series D, 1.561% ***, 7/1/2032 (a)	6,395,000	3,860,981
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,544,969
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	2,663,820
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	6,674,386
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,127,513
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,596,980
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	8,194,410
Michigan, State Building Authority Revenue, Facilities Program, Series I, 6.0%, 10/15/2038	9,000,000	9,476,820
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a)	7,500,000	7,545,975
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	10,452,100
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	7,670,736
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,060,000	1,130,320

		77,024,880
Minnesota 0.6%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	6,749,893
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,965,630
Series A, ETM, 5.75%, 7/1/2018	6,760,000	8,286,476

		19,001,999
Mississippi 0.3%
Warren County, MS, Gulf Opportunity, International Paper Co.:

Series A, 5.5%, 9/1/2031	5,000,000	3,077,650
Series A, 6.5%, 9/1/2032	7,420,000	5,218,041

		8,295,691
Missouri 0.5%
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,481,740
Series B, 5.5%, 7/1/2015 (b)	3,500,000	4,110,120
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,854,632
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	2,035,000	2,130,299
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	3,140,970

		17,717,761
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,855,605
Nebraska 0.4%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,033,430
Series A, 5.5%, 2/1/2035	1,000,000	1,031,980
Series A, 5.5%, 2/1/2039	1,000,000	1,029,800
Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,627,498
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2017	4,000,000	5,181,920

		13,904,628
Nevada 0.2%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel:
Series C, AMT, 5.375%, 7/1/2018 (a)	1,500,000	1,482,555
Series C, AMT, 5.375%, 7/1/2019 (a)	1,100,000	1,076,042
Series C, AMT, 5.375%, 7/1/2020 (a)	1,100,000	1,057,023
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	2,745,700
3.688%, 1/1/2040 (f)	15,000,000	1,200,000

		7,561,320
New Jersey 3.3%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	2,500,000	2,964,950
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,157,330
5.75%, 6/15/2034	2,455,000	1,790,726
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,216,255
Series A, 5.0%, 7/1/2023 (a)	8,845,000	8,893,824
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,542,650
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,025,000	1,090,590
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	695,700
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.75%, 6/15/2016 (a)	4,000,000	4,505,160
Series A, 5.75%, 6/15/2017 (a)	4,000,000	4,512,880
Series A, 5.75%, 6/15/2018 (a)	3,000,000	3,379,350
Series A, 5.75%, 6/15/2020 (a)	11,000,000	12,246,960
Series A, 6.0%, 12/15/2038	17,000,000	17,992,290

New Jersey, State Turnpike Authority Revenue:
Series C-2005, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,421,319
Series C-2005, 6.5%, 1/1/2016 (a)	14,920,000	18,036,341
Series C-2005, ETM, 6.5%, 1/1/2016 (a)	425,000	533,600
Series C-2005, 6.5%, 1/1/2016 (a)	1,210,000	1,462,733
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	9,300,000	4,946,205
New Jersey, Transportation/Tolls Revenue, Series A, 5.75%, 6/15/2017	8,000,000	9,025,760

		110,414,623
New Mexico 0.1%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	2,085,000	2,116,734
New York 4.6%
Monroe County, NY, Airport Authority Revenue, Greater Rochester International:
AMT, 5.75%, 1/1/2014 (a)	4,010,000	4,108,245
AMT, 5.75%, 1/1/2015 (a)	5,030,000	5,139,553
AMT, 5.875%, 1/1/2016 (a)	3,830,000	3,937,049
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,249,874
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014 (a) (b)	7,000,000	7,616,000
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,722,375
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,215,320
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a) (b)	6,775,000	7,320,252
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Series D, ETM, 7.0%, 7/1/2009 (a)	595,000	608,447
Series C, 7.5%, 7/1/2010 (a)	2,200,000	2,300,144
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	6,071,550
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,085,424
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	8,750,000	8,527,313
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,304,931
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	12,600,000	12,557,286
Series A-1, 5.5%, 6/1/2019	6,850,000	7,021,387
New York, State Urban Development Corp. Revenue, Correctional Capital Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	4,869,900
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority, 5.5%, 11/15/2018 (a)	5,000,000	5,200,950
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	3,847,200
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,132,360
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,580,748
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-1-A, AMT, 1.3% **, 11/1/2046	7,400,000	7,400,000
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	8,526,800
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	12,251,415
New York, NY, Core City General Obligation, Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,975,769
New York, NY, General Obligation:
Series D, 5.0%, 8/1/2019	6,930,000	7,133,811

Series A, 6.5%, 5/15/2012	770,000	812,519

		157,516,622
North Carolina 1.6%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,626,482
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,058,040
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	9,516,137
Series B, 6.0%, 1/1/2022 (a)	18,775,000	19,307,271
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	17,607,070

		55,115,000
Ohio 1.6%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,100,100
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,115,752
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,779,990
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	381,667
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	13,275,000	8,419,138
Cincinnati, OH, Higher Education Revenue, General Receipts, Series T, 5.5%, 6/1/2012	1,280,000	1,423,373
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,170,824
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	955,400
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	552,845
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	50,000	53,341
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	386,083
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	821,320
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	568,940
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014 *	3,555,000	3,039,205
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	4,405,000	3,205,034
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,481,688
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	904,771
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	473,277
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	223,530
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	440,000	469,911
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	240,000	240,348
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	1,530,000	1,652,018
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,180,790
Series B, 6.5%, 10/1/2020	2,250,000	2,725,920
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	5,952,835
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	564,110
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	8,049,897
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,450,000	2,692,069
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	320,000	342,806
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,001,220
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	100,000	108,272
6.6%, 12/1/2016 (a)	200,000	239,564
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	811,630

		54,087,668

Oklahoma 1.1%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	2,130,000	2,109,467
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,089,801
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	26,710,300

		37,909,568
Pennsylvania 4.6%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A-1, AMT, 5.75%, 1/1/2011 (a)	3,000,000	3,086,340
Series A, AMT, 5.75%, 1/1/2013 (a)	9,400,000	9,689,520
Series A-1, AMT, 5.75%, 1/1/2014 (a)	10,500,000	10,757,250
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,082,940
5.5%, 3/1/2016 (a)	1,000,000	1,038,040
5.5%, 3/1/2017 (a)	1,000,000	1,034,680
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,093,380
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	26,492,000
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	935,070
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,610,572
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,055,470
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,053,500
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	860,920
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	29,557,920
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,421,474
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,659,734
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2022	34,140,000	36,766,049
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,057,875
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,905,907
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,056,000
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,610,670
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	100,000	115,376
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	3,935,000	4,118,410
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	4,360,751

		155,419,848
Puerto Rico 2.4%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	8,500,000	8,398,255
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	9,963,400
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2019 (a)	7,440,000	7,073,208
Series A, 5.5%, 7/1/2020 (a)	13,250,000	12,501,242
Series A, 5.5%, 7/1/2021 (a)	6,000,000	5,611,380
6.0%, 7/1/2013 (a)	5,000,000	5,117,300
6.0%, 7/1/2014 (a)	10,000,000	10,170,200
6.0%, 7/1/2016 (a)	2,000,000	2,016,340
6.25%, 7/1/2013 (a)	1,850,000	1,911,087

Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028 (a)	19,545,000	17,527,370

		80,289,782
Rhode Island 1.5%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,842,100
Series B, ETM, 5.8%, 8/1/2013 (a) (b)	7,340,000	8,573,120
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	9,886,400
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	24,126,520
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	5,633,397

		51,061,537
South Carolina 0.9%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,227,801
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,035,725
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012 (a)	2,810,000	2,951,427
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	539,568
ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,892,496
6.75%, 1/1/2019 (a)	2,065,000	2,405,167
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.375%, 1/1/2028	2,500,000	2,599,625
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	6,750,000	7,115,783

		31,767,592
Tennessee 2.3%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	2,857,620
5.625%, 4/1/2038	4,550,000	4,361,448
5.75%, 4/1/2041	8,675,000	8,409,198
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (a)	17,880,000	18,206,489
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	15,632,070
5.75%, 1/1/2014 (a)	2,000,000	2,020,840
6.25%, 1/1/2013 (a)	4,000,000	4,121,160
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,251,927
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	6,051,400
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	5,268,760
Series A, 5.25%, 9/1/2021	2,000,000	1,452,660
Series A, 5.25%, 9/1/2023	2,100,000	1,478,820
Series A, 5.25%, 9/1/2026	3,095,000	2,096,769

		76,209,161
Texas 8.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	2,790,677
Austin, TX, Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,495,000	13,636,643
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	12,130,144
Boerne, TX, School District General Obligation Lease, Independent School District, Zero Coupon, 2/1/2016	3,285,000	2,631,252
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013 (b)	8,840,000	8,044,312

Series A, Zero Coupon, 2/15/2014	6,000,000	5,240,160
Dallas County, TX, Utility & Reclamation District:
5.25%, 2/15/2018 (a)	7,830,000	7,780,123
5.25%, 2/15/2019 (a)	8,220,000	8,047,709
5.25%, 2/15/2020 (a)	10,250,000	9,845,945
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	740,000	342,442
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,883,977
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,261,650
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,061,740
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2027 (a)	21,030,000	19,684,921
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,434,160
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,450,500
Series A, 5.25%, 5/15/2022 (a)	30,000,000	31,121,100
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	14,629,935
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,841,300
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,983,643
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,216,145
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	11,385,825
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	15,094,860
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,287,779
San Antonio, TX, Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	4,472,767
5.5%, 8/1/2025	2,750,000	2,114,448
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (a)	20,000,000	20,401,000
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	90,119
Zero Coupon, 9/1/2017 (a)	5,880,000	4,126,937
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	13,637,343
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.887% ***, 12/15/2017	10,000,000	6,462,500
Series B, 2.037% ***, 12/15/2026	9,300,000	4,289,625
Series D, 6.25%, 12/15/2026	20,000,000	16,540,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	295,575
Texas, Other General Obligation, 7.0%, 9/15/2012	4,088,045	4,161,016
Texas, School District General Obligation, Community College District, 5.5%, 8/15/2014 (a)	3,145,000	3,445,882
Waxahachie, TX, School District General Obligation, Independent School District, Zero Coupon, 8/15/2013	2,060,000	1,848,108

		291,712,862
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,120,000	1,439,010
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	26,296
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,624,095
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	541,285

		3,630,686
Virgin Islands 0.1%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,643,280
Virginia 1.0%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, Prerefunded, 7.25%, 10/1/2019	2,000,000	2,117,580

Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, Prerefunded, 7.5%, 10/1/2029	7,100,000	7,527,917
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.68% **, 10/1/2037, Branch Banking & Trust (c)	6,150,000	6,150,000
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (a)	5,500,000	6,648,620
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	6,000,000	3,159,300
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,115,710
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,179,940

		34,899,067
Washington 2.3%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	10,535,780
Clark County, WA, General Obligation Hockinson School District No. 98, 6.125%, 12/1/2011 (a)	1,515,000	1,630,140
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,636,081
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,725,554
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,223,880
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,858,068
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,863,715
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	2,066,500
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a) (b)	11,200,000	12,099,136
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,683,321
Series B, 7.25%, 7/1/2009 (a)	2,880,000	2,935,670
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
ETM, 5.8%, 11/1/2009 (a)	4,595,000	4,753,298
ETM, 5.8%, 11/1/2010 (a)	2,100,000	2,254,392
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	3,441,113
Washington, State Health Care Facilities Authority Revenue, Series B, 5.0%, 2/15/2027 (a)	7,360,000	6,030,563
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	12,035,000	9,325,079

		77,062,290
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	642,658
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,625,092

		3,267,750
Wisconsin 1.6%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (a)	220,000	208,465
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
6.1%, 8/15/2009 (a)	2,000,000	2,001,580
Series B, ETM, 6.25%, 1/1/2022 (a)	4,215,000	5,146,262
Series C, ETM, 6.25%, 1/1/2022 (a)	7,360,000	9,106,675
Series AA, ETM, 6.45%, 6/1/2009 (a)	2,485,000	2,522,499
Series AA, ETM, 6.45%, 6/1/2010 (a)	2,650,000	2,828,796
Series AA, ETM, 6.5%, 6/1/2011 (a)	2,820,000	3,131,638
Series AA, ETM, 6.5%, 6/1/2012 (a)	3,000,000	3,446,070
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	13,610,770

6.875%, 4/15/2030	14,000,000	12,346,600

		54,349,355
Wyoming 0.2%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series B, 1.2% **, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (c)	6,700,000	6,700,000

Total Municipal Bonds and Notes (Cost $3,132,525,868)		3,188,421,956
Municipal Inverse Floating Rate Notes (d) 14.8%
Alabama 1.6%
Alabama, State Public School & College Authority, 5.0%, 12/1/2023 (e)	50,000,000	52,499,800
Trust: Alabama, State Public School & College Authority, Series 2200, 144A, 11.225%, 12/1/2023, Leverage Factor at purchase date: 2.5 to 1
California 1.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	10,523,963
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.528%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	5,514,136
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	3,941,015
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,284,180
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.463%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	15,119,651
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 12.978%, 8/1/2032, Leverage Factor at purchase date: 3 to 1 (e)

		38,382,945
Connecticut 0.8%
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2014 (a) (e)	16,780,000	18,159,400
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 9.85%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.375%, 10/1/2015 (a) (e)	4,000,000	4,328,820
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 9.85%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, Prerefunded, 5.375%, 10/1/2016 (a) (e)	2,100,000	2,317,318
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 9.85%, 10/1/2016, Leverage Factor at purchase date: 2 to 1
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, Prerefunded, 5.375%, 10/1/2017 (a) (e)	1,660,000	1,831,785
Trust: Connecticut, Sales & Special Tax Revenue, Series II-R-122, 144A, 9.85%, 10/1/2017, Leverage Factor at purchase date: 2 to 1

		26,637,323
Florida 1.9%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	31,418,242
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 42.164%, 7/1/2021, Leverage Factor at purchase date: 10 to 1

Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (e)	3,740,000	3,662,949
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (e)	3,915,000	3,834,344
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (e)	4,122,500	4,037,569
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (e)	4,317,500	4,228,551
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (e)	16,470,000	16,130,688
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.021%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		63,312,343
Massachusetts 1.6%
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	7,918,018
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,035,662
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	2,782,690
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 13.906%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (e)	20,000,000	20,563,100
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 40.1%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (e)	20,000,000	20,563,100
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 40.1%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		54,862,570
Nevada 1.9%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	16,235,683
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	16,963,816
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	10,955,869
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.021%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	6,103,567
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	6,408,745
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	6,220,196
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 12.874%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		62,887,876
New York 1.4%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	28,424,427
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 16.452%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, (a) (e)	19,425,000	19,588,905
Trust: New York, NY, Series 2008-1131, 144A, 8.722%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		48,013,332
North Carolina 0.6%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (e)	20,000,000	20,316,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 16.52%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 1.0%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	9,523,969
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	9,523,969
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.65%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	5,878,552
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	10,025,006
Trust: Ohio, State Higher Education Revenue, Series 3139, 144A, 13.84%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		34,951,496
Tennessee 1.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	22,451,883
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.355%, 1/1/2027, Leverage Factor at purchase date: 4 to 1

Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)					20,800,000	21,612,344
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.36%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)					21,610,075	22,136,143
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.368%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

						66,200,370
Texas 1.0%
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)					3,000,000	3,048,605
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)					7,425,000	7,545,297
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)					6,540,000	6,645,959
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)					7,000,000	7,113,411
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.022%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)					10,000,000	10,429,750
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.06%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

						34,783,022

Total Municipal Inverse Floating Rate Notes (Cost $506,570,854)						502,847,277
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,639,096,722) †					108.8	3,691,269,233
Other Assets and Liabilities, Net					(8.8)	(298,751,949)

Net Assets					100.0	3,392,517,284

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A	7.0%	5/15/2014	3,555,000	USD	3,508,947	3,039,205
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	4,405,000	USD	4,343,833	3,205,034
					7,852,780	6,244,239

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

†

The cost for federal income tax purposes was $3,633,607,505. At February 28, 2009, net unrealized appreciation for all securities based on tax cost was $57,661,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $191,489,769 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $133,828,041.

(a)					Bond is insured by one of these companies:
Insurance Coverage						As a % of Total Investment Portfolio
Ambac Financial Group, Inc.						8.9
Assured Guaranty Corp.						0.7
Financial Guaranty Insurance Co.						9.6
Financial Security Assurance, Inc.						12.2
MBIA Corp.						25.9
XL Capital Assurance						0.2
(b)					At February 28, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

(c)	Security incorporates a letter of credit from the bank listed.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
(f) Partial interest paying security. The rate shown represents 50% of the original coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

2/8/2009 2/8/2021	17,400,000[1]	Fixed — 4.681%	Floating — LIBOR	(2,126,774)
9/2/2009 3/2/2021	37,000,000[2]	Fixed — 3.59%	Floating — LIBOR	—
11/18/2008 11/18/2022	9,700,000[1]	Fixed — 5.237%	Floating — LIBOR	(1,855,449)
12/17/2008 12/17/2022	18,800,000[2]	Fixed — 5.084%	Floating — LIBOR	(3,282,536)
12/10/2008 12/10/2023	46,000,000[3]	Fixed — 5.06%	Floating — LIBOR	(8,229,920)
3/17/2009 3/17/2024	5,900,000[3]	Fixed — 4.43%	Floating — LIBOR	(627,613)
7/8/2009 1/8/2025	12,000,000[1]	Fixed — 3.222%	Floating — LIBOR	465,245
7/9/2009 1/8/2026	49,800,000[1]	Fixed — 3.133%	Floating — LIBOR	2,557,907
7/12/2009 1/12/2026	30,000,000[1]	Fixed — 3.034%	Floating — LIBOR	1,920,267
Total net unrealized depreciation on open interest rate swaps				(11,178,873)

Counterparties:
1			JPMorgan Chase Securities, Inc.
2			The Goldman Sachs and Co.
3			Citigroup, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	3,691,269,233	(11,178,873)
Level 3	-	-
Total	$ 3,691,269,233	$ (11,178,873)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	(11,178,873)
Foreign Exchange Contracts
Credit Contracts
Equity Contracts
Other Contracts

Interest Rate Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009